Trade Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Disclosure of Accounts Receivable, Net

	2021	2020
Trade receivables	Ps. 10,863	Ps. 9,705
The Coca-Cola Company (related party) (Note 13)	820	509
Loans to employees	82	82
FEMSA and subsidiaries (related parties) (Note 13)	634	624
Other related parties (Note 13)	139	138
Other	1,007	980
Allowance for doubtful accounts on trade receivables	(531)	(515)
	Ps. 13,014	Ps. 11,523

Aging Analysis of Accounts Receivable
The carrying value of accounts receivable approximates its fair value as of December 31, 2021 and 2020.

Aging for trade receivables past due but not impaired	2021	2020
0 days	Ps. 11,689	Ps. 9,905
1-30 days	686	769
31-60 days	112	298
61-90 days	45	65
91-120 days	91	44
121 + days	391	442
Total	Ps. 13,014	Ps. 11,523

Summary of Changes in the Allowance for Expected Credit Losses

	2021	2020	2019
Balance at the beginning of the year	Ps. 515	Ps. 493	Ps. 595
Allowance for the year	35	119	314
Charges and write-offs of uncollectible accounts	6	(29)	(397)
Added in business combinations	—	—	4
Effects of changes in foreign exchange rates	(25)	(68)	(23)
Balance at the end of the year	Ps. 531	Ps. 515	Ps. 493